SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
Schedule of the Company's revenues generated from each segment
	Year ended December 31, 2012
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$748,873,942	$518,132,795	$6,856,099	$(304,730,940)	$969,131,896
Gross profit	$(52,897,042)	$19,151,940	$3,323,488	$(5,272,043)	$(35,693,657)

	Year ended December 31, 2013
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$1,271,561,269	$1,299,162,865	$17,510,352	$(1,068,599,614)	$1,519,634,872
Gross (loss) profit	$21,226,834	$92,950,381	$9,960,204	$(20,874,452)	$103,262,967

	Year ended December 31, 2014
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$1,416,614,234	$1,311,867,301	$7,581,339	$(1,174,565,846)	$1,561,497,028
Gross profit	$71,483,745	$134,289,199	$3,266,036	$244,305	$209,283,285

Schedule of the Company's revenues generated from each product
	Years ended December 31,
	2012	2013	2014
Solar modules	$494,158,334	$1,116,885,469	$1,309,008,400
Solar wafers	434,863,725	315,037,453	182,513,034
Other materials	32,518,145	51,123,492	40,975,806
Solar cells	1,862,342	23,855,100	12,422,486
Power	5,062,579	11,509,721	8,740,222
Service revenue from tolling arrangement	666,771	1,223,637	7,837,080
Total	$969,131,896	$1,519,634,872	$1,561,497,028

Schedule of the Company's revenues generated by geographic location of customers
	Years ended December 31,
	2012	2013	2014
Mainland China	$423,874,152	$417,469,224	$227,182,419
Taiwan	79,457,996	85,619,124	43,696,851
Australia	60,324,084	54,762,854	58,621,500
Singapore	49,825,855	8,273,503	10,506,110
Korea	18,035,540	51,907,636	21,120,646
India	6,102,690	59,754,261	51,256,611
Hong Kong	3,599,811	10,228,201	63,899
Japan	27,930	67,284,375	369,369,451
Asia Pacific Total	$641,248,058	$755,299,178	$781,817,487

Germany	133,066,515	155,371,123	147,261,159
Greece	53,337,917	34,028,666	310,076
Belgium	25,411,767	12,976,650	1,164,431
America	16,461,811	236,934,758	170,717,859
Italy	13,662,581	21,171,093	5,781,328
France	11,893,602	49,441,441	89,635,307
Spain	8,266,207	29,026,431	39,246,414
Czech Republic	4,117,232	4,484,825	2,628,333
England	5,266,047	73,191,279	224,990,352
Netherlands	3,719,537	16,433,862	3,234,732
South Africa	-	18,431,560	13,912,446
Others	52,680,622	112,844,006	80,797,104
Total	$969,131,896	$1,519,634,872	1,561,497,028